UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares High Yield Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares High Yield Active ETF
BRHY | NASDAQ
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about iShares High Yield Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Active ETF	$23	0.45%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$99,579,201
Number of Portfolio Holdings	869
Portfolio Turnover Rate	26%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	91.0%
Floating Rate Loan Interests	4.9%
Investment Companies	2.2%
Common Stocks	0.7%
Preferred Stocks	0.5%
Convertible Bonds	0.4%
Fixed Rate Loan Interests	0.3%
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
A	1.6%
BBB/Baa	2.6%
BB/Ba	42.0%
B	41.9%
CCC/Caa	8.0%
D	0.1%
N/R	3.8%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Active ETF
Semi-Annual Shareholder Report — April 30, 2026
BRHY-04/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026

2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock ETF Trust II
• iShares High Yield Active ETF | BRHY | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund's successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund's investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Energy - Alternate Sources — 0.2%
XPLR Infrastructure LP, 2.50%, 06/15/26(a)	$199	$198,005
Home Builders — 0.1%
Meritage Homes Corp., 1.75%, 05/15/28	87	85,303
Media — 0.0%
Cable One, Inc., 1.13%, 03/15/28	71	53,002
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP, 1.88%, 11/15/29(a)	11	12,342
Semiconductors — 0.1%
Microchip Technology, Inc., 0.00% 02/15/30(a)(b)	20	22,850
ON Semiconductor Corp., 0.50%, 03/01/29	38	46,284
		69,134
Total Convertible Bonds — 0.4% (Cost: $415,852)		417,786
Corporate Bonds & Notes
Advertising — 1.6%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	USD300	311,884
7.50%, 06/01/29(a)	USD150	150,276
7.50%, 03/15/33(a)(c)	USD462	485,319
7.75%, 04/15/28(a)	USD82	82,589
7.88%, 04/01/30(a)	USD77	80,168
CMG Media Corp., 8.88%, 06/18/29(a)(c)	USD9	8,021
Lamar Media Corp., 5.38%, 11/01/33(a)	USD42	41,554
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	USD39	39,443
9.50%, 02/15/33(a)	USD176	176,140
10.38%, 05/15/31(a)(c)	USD59	60,886
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	USD111	108,294
4.63%, 03/15/30(a)	USD17	16,541
5.00%, 08/15/27(a)	USD25	24,963
7.38%, 02/15/31(a)	USD22	23,009
		1,609,087
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)	USD17	17,513
ATI, Inc.
5.13%, 10/01/31	USD90	89,652
7.25%, 08/15/30	USD43	44,783
Bombardier, Inc.
6.75%, 06/15/33(a)	USD205	213,754
7.00%, 06/01/32(a)(c)	USD38	39,666
7.25%, 07/01/31(a)(c)	USD11	11,574
8.75%, 11/15/30(a)	USD12	12,741
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(a)	USD400	398,348
Goat Holdco LLC, 6.75%, 02/01/32(a)	USD38	38,941
Moog, Inc., 5.50%, 10/15/34(a)	USD33	33,029
TransDigm, Inc.
6.00%, 01/15/33(a)	USD191	192,826
6.13%, 07/31/34(a)	USD310	310,341
6.25%, 01/31/34(a)	USD86	87,944
6.38%, 03/01/29(a)	USD97	98,936
Security	Par (000)	Value
Aerospace & Defense (continued)
6.38%, 05/31/33(a)	USD627	$631,821
6.63%, 03/01/32(a)	USD174	178,818
6.75%, 01/31/34(a)(c)	USD422	433,519
		2,834,206
Agriculture — 0.0%
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	USD21	21,182
Airlines — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD7	6,505
JetBlue Airways Corp/JetBlue Loyalty LP, 9.88%, 09/20/31(a)	USD98	91,274
OneSky Flight LLC, 8.88%, 12/15/29(a)	USD35	36,965
United Airlines Holdings, Inc., 5.38%, 03/01/31	USD69	68,007
		202,751
Apparel — 0.3%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(a)(d)	USD211	231,892
Crocs, Inc., 4.13%, 08/15/31(a)(c)	USD20	18,611
Levi Strauss & Co., 3.50%, 03/01/31(a)	USD49	45,101
		295,604
Auto Manufacturers — 0.5%
Allison Transmission, Inc., 5.88%, 12/01/33(a)	USD40	40,382
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(a)	USD227	223,569
Nissan Motor Co. Ltd., 7.75%, 07/17/32(a)	USD200	208,492
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)	USD37	36,827
		509,270
Auto Parts & Equipment — 1.0%
American Axle & Manufacturing, Inc.
6.38%, 10/15/32(a)	USD30	29,946
7.75%, 10/15/33(a)	USD31	30,266
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)	EUR100	117,279
6.75%, 02/15/30(a)	USD153	158,078
6.75%, 09/15/32(a)	USD248	253,689
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(a)	USD52	52,359
Dana, Inc.
4.25%, 09/01/30	USD8	7,647
4.50%, 02/15/32	USD11	10,390
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	USD33	34,454
Goodyear Tire & Rubber Co. (The), 6.63%, 07/15/30(c)	USD18	17,821
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	USD79	79,760
6.25%, 08/15/33(a)	USD155	158,585
Tenneco, Inc., 8.00%, 11/17/28(a)	USD69	69,820
		1,020,094
Banks — 2.1%
Bank of America Corp.
6.25%, (5-year CMT + 2.35%)(e)(f)	USD118	119,259
6.63%, (5-year CMT + 2.68%)(e)(f)	USD222	228,963
Barclays PLC, 9.63%, (5-year USD ICE Swap + 5.78%)(e)(f)	USD360	401,746
Brookfield Finance, Inc., 6.30%, 01/15/55, (5-year CMT + 2.08%)(f)	USD123	119,014
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc.
6.63%, (5-year CMT + 3.00%)(e)(f)	USD55	$55,674
6.88%, (5-year CMT + 2.89%)(e)(f)	USD218	221,336
Series CC, 7.13%, (5-year CMT + 2.69%)(e)(f)	USD186	188,723
Series EE, 6.75%, (5-year CMT + 2.57%)(e)(f)	USD113	113,684
Series FF, 6.95%, (5-year CMT + 2.73%)(e)(f)	USD46	46,814
Goldman Sachs Group, Inc.(The)
6.85%, (5-year CMT + 2.46%)(e)(f)	USD91	93,750
Series Y, 6.13%, (10-year CMT + 2.40%)(c)(e)(f)	USD45	45,336
PNC Financial Services Group, Inc. (The), Series W, 6.25%, (7-year CMT + 2.81%)(e)(f)	USD17	17,275
UBS Group AG
7.00%, (5-year USD ICE Swap + 3.30%)(a)(e)(f)	USD200	203,531
9.25%, (5-year CMT + 4.76%)(a)(e)(f)	USD200	233,408
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)	USD22	21,878
		2,110,391
Biotechnology — 0.2%
Genmab A/S/Genmab Finance LLC, 7.25%, 12/15/33(a)	USD200	208,533
Building Materials — 1.7%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(a)	USD36	37,422
Builders FirstSource, Inc.
6.38%, 03/01/34(a)	USD11	10,945
6.75%, 05/15/35(a)	USD50	50,494
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	USD376	384,941
6.75%, 07/15/31(a)	USD43	44,453
JELD-WEN Holding, Inc., 7.00%, 09/01/32(a)(c)	USD12	6,072
Jeld-Wen, Inc., 4.88%, 12/15/27(a)	USD54	40,213
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28(a)	USD35	34,697
9.75%, 07/15/28(a)	USD87	87,621
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)	USD270	274,260
6.75%, 03/01/33(a)	USD138	139,941
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)	USD71	69,216
6.25%, 08/01/33(a)	USD255	254,837
6.50%, 08/15/32(a)	USD108	109,067
Standard Industries, Inc./New York
3.38%, 01/15/31(a)	USD34	30,861
4.38%, 07/15/30(a)	USD30	28,643
Wilsonart LLC, 11.00%, 08/15/32(a)(c)	USD58	44,815
		1,648,498
Chemicals — 3.0%
Advancion Sciences, Inc., 9.25%, 11/01/26, (9.25% Cash or 10.00% PIK)(a)(c)(d)	USD109	87,325
Celanese U.S. Holdings LLC
6.75%, 04/15/33	USD29	29,869
7.00%, 02/15/31	USD6	6,243
7.38%, 02/15/34	USD45	47,114
Chemours Co.(The)
4.63%, 11/15/29(a)(c)	USD147	141,001
5.75%, 11/15/28(a)	USD174	173,614
7.88%, 03/15/34(a)	USD53	54,199
Security	Par (000)	Value
Chemicals (continued)
Element Solutions, Inc., 3.88%, 09/01/28(a)	USD177	$172,565
FMC Corp.
3.45%, 10/01/29(c)	USD48	43,436
4.50%, 10/01/49	USD14	8,746
6.38%, 05/18/53(c)	USD10	7,544
Ingevity Corp., 3.88%, 11/01/28(a)(c)	USD41	39,550
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)	USD33	33,958
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	USD36	35,784
Olympus Water U.S. Holding Corp.
6.75%, 08/01/32(a)	USD200	193,855
7.25%, 06/15/31(a)	USD200	201,186
Series 144*, 7.25%, 02/15/33(a)	USD600	586,466
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	USD240	238,843
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	USD60	59,124
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)	USD107	106,430
WR Grace Holdings LLC
5.63%, 08/15/29(a)	USD339	323,439
6.63%, 08/15/32(a)	USD244	242,188
7.00%, 08/01/33(a)	USD118	117,214
7.38%, 03/01/31(a)	USD62	62,645
		3,012,338
Commercial Services — 5.7%
ADT Security Corp. (The), 5.88%, 10/15/33(a)	USD118	116,247
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	USD200	206,600
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	USD752	788,752
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)	USD400	396,905
6.88%, 06/15/30(a)	USD236	242,809
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	USD200	197,158
APi Group DE, Inc., 4.13%, 07/15/29(a)	USD52	50,677
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	USD200	202,008
Block, Inc.
2.75%, 06/01/26	USD66	65,824
5.63%, 08/15/30(a)	USD60	60,061
6.00%, 08/15/33(a)	USD108	107,792
6.50%, 05/15/32	USD59	60,124
Brink's Co.(The)
6.50%, 06/15/29(a)	USD9	9,208
6.75%, 06/15/32(a)	USD155	159,018
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	USD68	65,675
4.88%, 07/01/29(a)	USD191	173,220
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)(c)	USD185	181,335
Deluxe Corp., 8.13%, 09/15/29(a)	USD19	19,814
Garda World Security Corp.
7.75%, 02/15/28(a)	USD61	62,097
8.25%, 08/01/32(a)	USD338	345,823
8.38%, 11/15/32(a)	USD428	441,601
Herc Holdings, Inc.
5.75%, 03/15/31(a)	USD32	32,077
6.00%, 03/15/34(a)(c)	USD33	32,720
7.00%, 06/15/30(a)	USD63	65,544

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
7.25%, 06/15/33(a)(c)	USD197	$206,304
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)	USD200	155,425
RR Donnelley & Sons Co., 9.50%, 08/01/29(a)	USD169	174,431
Service Corp. International/U.S.
4.00%, 05/15/31	USD50	47,241
5.75%, 10/15/32	USD187	188,649
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.50%, 05/15/33(a)	EUR100	112,577
6.75%, 08/15/32(a)	USD239	238,528
United Rentals North America, Inc., 5.38%, 11/15/33(a)	USD136	134,475
Veritiv Operating Co., 10.50%, 11/30/30(a)	USD21	22,129
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	USD116	120,760
WEX, Inc., 6.50%, 03/15/33(a)	USD124	123,506
Williams Scotsman, Inc.
6.63%, 04/15/30(a)	USD32	32,958
7.38%, 10/01/31(a)	USD70	72,904
		5,712,976
Computers — 0.6%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	USD14	14,491
CACI International, Inc., 6.38%, 06/15/33(a)	USD85	86,959
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)	USD246	248,456
KBR, Inc., 4.75%, 09/30/28(a)	USD58	57,062
Science Applications International Corp.
4.88%, 04/01/28(a)	USD28	27,722
5.88%, 11/01/33(a)	USD58	57,208
Seagate Data Storage Technology Pte. Ltd.
5.75%, 12/01/34(a)	USD18	18,309
5.88%, 07/15/30(a)	USD56	57,216
		567,423
Cosmetics & Personal Care — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32(c)	USD100	94,097
Distribution & Wholesale — 0.1%
Gates Corp./DE, 6.88%, 07/01/29(a)	USD38	39,092
Resideo Funding, Inc.
4.00%, 09/01/29(a)	USD41	39,103
6.50%, 07/15/32(a)(c)	USD27	27,248
		105,443
Diversified Financial Services — 3.9%
Apollo Global Management, Inc., 6.00%, 12/15/54, (5-year CMT + 2.17%)(f)	USD56	54,777
Azorra Finance Ltd.
6.25%, 02/15/34(a)	USD30	28,725
7.25%, 01/15/31(a)	USD39	39,949
7.75%, 04/15/30(a)	USD25	25,867
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	USD17	16,702
6.75%, 12/01/32(a)	USD12	11,599
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD142	144,463
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	USD10	9,646
8.38%, 04/01/32(a)	USD7	7,097
9.13%, 05/15/31(a)	USD117	121,184
Security	Par (000)	Value
Diversified Financial Services (continued)
GGAM Finance Ltd.
5.88%, 03/15/30(a)	USD43	$43,317
6.88%, 04/15/29(a)	USD73	74,579
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(c)	USD94	95,508
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/32(a)	USD12	12,063
6.75%, 05/01/33(a)	USD125	128,414
Midcap Financial Issuer Trust, 6.50%, 05/01/28(a)	USD200	198,431
Navient Corp.
7.88%, 06/15/32(c)	USD44	42,354
9.38%, 07/25/30	USD11	11,415
OneMain Finance Corp.
4.00%, 09/15/30	USD69	63,467
5.38%, 11/15/29	USD124	122,233
6.50%, 03/15/33	USD175	171,400
6.63%, 05/15/29	USD30	30,517
6.75%, 03/15/32	USD77	76,978
6.75%, 09/15/33	USD95	93,442
7.13%, 11/15/31	USD28	28,393
7.13%, 09/15/32	USD99	100,392
7.50%, 05/15/31	USD7	7,177
7.88%, 03/15/30	USD138	143,863
Osaic Holdings, Inc.
6.75%, 08/01/32(a)	USD69	70,083
8.00%, 08/01/33(a)	USD150	152,966
PennyMac Financial Services, Inc.
6.75%, 02/15/34(a)	USD65	62,909
6.88%, 05/15/32(a)	USD136	134,507
7.13%, 11/15/30(a)	USD42	42,552
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	USD315	321,476
Rocket Companies, Inc.
6.13%, 08/01/30(a)	USD317	321,703
6.38%, 08/01/33(a)	USD193	195,354
6.50%, 08/01/29(a)	USD198	201,700
7.13%, 02/01/32(a)	USD164	169,514
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26(a)	USD49	48,561
3.88%, 03/01/31(a)	USD2	1,857
4.00%, 10/15/33(a)	USD5	4,505
UWM Holdings LLC
6.25%, 03/15/31(a)	USD95	88,098
6.63%, 02/01/30(a)	USD148	142,045
		3,861,782
Electric — 4.6%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.20%)(f)	USD52	52,974
Alpha Generation LLC, 6.75%, 10/15/32(a)	USD45	46,089
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55, (5-year CMT + 2.95%)(c)(f)	USD12	12,673
Clearway Energy Operating LLC, 3.75%, 01/15/32(a)(c)	USD43	39,646
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	USD200	203,000
Dominion Energy, Inc., 6.63%, 05/15/55, (5-year CMT + 2.21%)(f)	USD14	14,318
Duke Energy Corp., 6.45%, 09/01/54, (5-year CMT + 2.59%)(f)	USD21	21,940
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.
6.38%, 08/15/55, (5-year CMT + 2.05%)(f)	USD38	$38,780
6.75%, 06/15/54, (5-year CMT + 2.46%)(f)	USD20	20,943
NRG Energy, Inc.
5.75%, 07/15/29(a)	USD63	62,971
5.75%, 01/15/34(a)	USD237	235,249
5.88%, 05/15/34(a)	USD60	59,784
6.00%, 02/01/33(a)	USD177	178,369
6.00%, 01/15/36(a)	USD338	335,687
6.13%, 05/15/36(a)	USD200	199,244
6.25%, 11/01/34(a)	USD103	104,198
10.25%, (5-year CMT + 5.92%)(a)(e)(f)	USD53	57,574
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)	USD19	18,667
PG&E Corp., 6.85%, 09/15/56, (5-year CMT + 3.23%)(f)	USD92	91,982
Talen Energy Supply LLC
6.13%, 05/01/31, (Acquired 04/30/26, Cost: $553,000)(a)(g)	USD553	553,986
6.38%, 05/01/33, (Acquired 04/30/26, Cost: $996,000)(a)(g)	USD996	997,296
TransAlta Corp., 5.88%, 02/01/34	USD46	45,885
Vistra Corp.
7.00%, (5-year CMT + 5.74%)(a)(e)(f)	USD234	234,684
8.00%, (5-year CMT + 6.93%)(a)(e)(f)	USD27	27,237
VoltaGrid LLC, 7.38%, 11/01/30(a)	USD459	476,406
XPLR Infrastructure Operating Partners LP
7.75%, 04/15/34(a)	USD319	334,360
8.38%, 01/15/31(a)	USD114	121,817
8.63%, 03/15/33(a)(c)	USD20	21,432
		4,607,191
Electrical Components & Equipment — 0.2%
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	USD51	50,968
5.50%, 04/15/34(a)	USD81	80,792
6.38%, 03/15/33(a)(c)	USD14	14,461
6.63%, 03/15/32(a)	USD14	14,499
		160,720
Electronics — 0.5%
Coherent Corp., 5.00%, 12/15/29(a)	USD54	53,416
Sensata Technologies, Inc.
3.75%, 02/15/31(a)	USD114	105,893
4.38%, 02/15/30(a)	USD83	80,474
6.63%, 07/15/32(a)	USD200	206,356
		446,139
Engineering & Construction — 0.4%
AECOM, 6.00%, 08/01/33(a)	USD177	178,445
Arcosa, Inc.
4.38%, 04/15/29(a)	USD44	42,919
6.88%, 08/15/32(a)	USD8	8,309
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(c)	USD128	117,838
Dycom Industries, Inc., 4.50%, 04/15/29(a)	USD21	20,512
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34(a)	USD37	36,574
		404,597
Entertainment — 1.7%
Boyne USA, Inc., 4.75%, 05/15/29(a)	USD40	39,103
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(c)	USD70	67,563
Security	Par (000)	Value
Entertainment (continued)
6.50%, 02/15/32(a)	USD152	$147,691
7.00%, 02/15/30(a)	USD37	37,562
Churchill Downs, Inc.
5.75%, 04/01/30(a)	USD129	128,579
6.75%, 05/01/31(a)(c)	USD147	150,354
Cinemark USA, Inc., 7.00%, 08/01/32(a)(c)	USD12	12,402
Discovery Global Holdings, Inc.
4.28%, 03/15/32	USD156	141,294
5.05%, 03/15/42(c)	USD288	205,497
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)	USD51	49,726
Light & Wonder International, Inc.
6.25%, 10/01/33(a)(c)	USD75	74,378
7.50%, 09/01/31(a)	USD18	18,759
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	USD14	13,729
4.75%, 10/15/27(a)	USD23	22,931
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	USD18	17,599
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)	USD61	63,501
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	USD95	54,625
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(a)	USD28	28,484
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	USD27	27,568
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(a)	USD43	36,289
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)	USD25	25,416
Vail Resorts, Inc.
5.63%, 07/15/30(a)	USD31	30,815
6.50%, 05/15/32(a)(c)	USD36	36,725
Voyager Parent LLC, 9.25%, 07/01/32(a)	USD64	68,060
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	USD44	43,708
6.25%, 03/15/33(a)(c)	USD167	167,819
		1,710,177
Environmental Control — 0.9%
Clean Harbors, Inc., 6.38%, 02/01/31(a)	USD22	22,390
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)	USD234	230,181
GFL Environmental, Inc.
4.00%, 08/01/28(a)(c)	USD50	48,865
4.38%, 08/15/29(a)	USD36	35,216
4.75%, 06/15/29(a)	USD2	1,977
6.75%, 01/15/31(a)	USD5	5,184
Madison IAQ LLC
4.13%, 06/30/28(a)	USD12	11,833
5.88%, 06/30/29(a)	USD161	160,564
Waste Pro USA, Inc., 7.00%, 02/01/33(a)	USD383	390,164
		906,374

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food — 1.9%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/31(a)	USD111	$110,383
5.63%, 03/31/32(a)	USD32	31,569
5.75%, 03/31/34(a)(c)	USD145	141,160
6.25%, 03/15/33(a)	USD59	59,524
B&G Foods, Inc., 8.00%, 09/15/28(a)	USD16	15,858
Chobani LLC/Chobani Finance Corp, Inc., 6.38%, 04/15/34(a)	USD405	413,224
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)	USD59	58,431
7.63%, 07/01/29(a)	USD104	107,357
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR100	118,220
Fiesta Purchaser, Inc.
7.88%, 03/01/31(a)	USD11	11,359
9.63%, 09/15/32(a)	USD12	12,410
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33(a)	USD58	58,719
9.00%, 02/15/29(a)	USD23	24,042
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	USD26	24,909
4.38%, 01/31/32(a)	USD68	64,046
Performance Food Group, Inc.
4.25%, 08/01/29(a)	USD10	9,695
5.63%, 03/01/34(a)	USD155	151,770
6.13%, 09/15/32(a)	USD40	40,547
Post Holdings, Inc.
4.50%, 09/15/31(a)	USD31	29,144
6.25%, 10/15/34(a)(c)	USD92	90,819
6.38%, 03/01/33(a)	USD79	78,969
6.50%, 03/15/36(a)	USD130	129,145
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)(c)	USD19	18,332
U.S. Foods, Inc., 4.75%, 02/15/29(a)	USD33	32,641
United Natural Foods, Inc., 6.75%, 10/15/28(a)	USD36	36,023
		1,868,296
Food Service — 0.0%
Aramark Services, Inc., 5.00%, 02/01/28(a)	USD24	23,952
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(f)	USD33	34,285
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(a)	USD19	20,287
		54,572
Health Care - Products — 0.9%
Avantor Funding, Inc., 4.63%, 07/15/28(a)	USD91	89,689
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	USD195	201,338
Insulet Corp., 6.50%, 04/01/33(a)(c)	USD28	28,582
Medline Borrower LP, 5.25%, 10/01/29(a)	USD408	406,046
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(a)	USD76	77,719
Neogen Food Safety Corp., 8.63%, 07/20/30(a)	USD39	41,002
		844,376
Health Care - Services — 2.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(a)(c)	USD15	15,343
Security	Par (000)	Value
Health Care - Services (continued)
AHP Health Partners, Inc., 5.75%, 07/15/29(a)(c)	USD163	$161,531
Centene Corp., 2.45%, 07/15/28	USD25	23,601
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(c)	USD58	54,270
5.25%, 05/15/30(a)	USD233	220,007
9.75%, 01/15/34(a)	USD549	566,244
10.88%, 01/15/32(a)	USD48	51,552
Concentra Health Services, Inc., 6.88%, 07/15/32(a)(c)	USD58	60,105
DaVita, Inc.
6.75%, 07/15/33(a)	USD11	11,342
6.88%, 09/01/32(a)	USD2	2,064
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	USD20	19,471
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)	USD24	21,966
HealthEquity, Inc., 4.50%, 10/01/29(a)	USD93	90,268
IQVIA, Inc., 6.25%, 06/01/32(a)	USD102	103,876
LifePoint Health, Inc.
7.00%, 05/01/34(a)	USD212	206,714
8.38%, 02/15/32(a)	USD41	43,017
10.00%, 06/01/32(a)	USD84	85,974
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	USD44	40,774
6.25%, 01/15/33(a)	USD12	11,987
6.50%, 02/15/31(a)	USD107	108,867
Option Care Health, Inc., 4.38%, 10/31/29(a)	USD30	29,035
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	USD18	18,666
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	USD34	35,341
Star Parent, Inc., 9.00%, 10/01/30(a)(c)	USD34	35,617
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(c)	USD388	386,964
Tenet Healthcare Corp.
5.50%, 11/15/32(a)	USD48	47,878
6.00%, 11/15/33(a)(c)	USD34	34,365
6.75%, 05/15/31	USD84	86,316
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)	USD77	72,768
		2,645,923
Holding Companies - Diversified — 0.5%
Apollo Debt Solutions BDC
5.88%, 08/30/30	USD25	24,769
6.55%, 03/15/32	USD27	27,313
6.70%, 07/29/31	USD14	14,301
Ares Strategic Income Fund, 5.80%, 09/09/30(a)	USD31	30,479
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30(c)	USD11	10,783
Blue Owl Capital Corp., 6.20%, 07/15/30(c)	USD46	45,685
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	USD42	39,938
FS KKR Capital Corp., 2.63%, 01/15/27	USD16	15,634
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27	USD214	211,947
9.75%, 01/15/29(c)	USD58	58,295
10.00%, 11/15/29(a)	USD49	49,428
		528,572
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders — 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	USD39	$37,329
6.88%, 08/01/33(a)	USD59	57,890
Beazer Homes USA, Inc., 5.88%, 10/15/27	USD16	15,978
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)	USD52	48,752
5.00%, 06/15/29(a)	USD136	130,992
Century Communities, Inc., 6.63%, 09/15/33(a)	USD33	32,834
Empire Communities Corp., 9.75%, 05/01/29(a)	USD12	12,231
Installed Building Products, Inc., 5.63%, 02/01/34(a)	USD48	47,762
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)(c)	USD245	247,046
8.38%, 10/01/33(a)	USD103	103,477
LGI Homes, Inc., 7.00%, 11/15/32(a)(c)	USD36	34,501
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD26	24,830
6.00%, 12/15/33(a)	USD15	14,401
New Home Co., Inc.(The)
8.50%, 11/01/30(a)	USD13	13,282
9.25%, 10/01/29(a)	USD81	84,046
STL Holding Co. LLC, 8.75%, 02/15/29(a)	USD28	29,055
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(a)	USD22	22,235
		956,641
Home Furnishings — 0.0%
Somnigroup International, Inc., 4.00%, 04/15/29(a)	USD39	37,728
Housewares — 0.1%
Newell Brands, Inc.
6.38%, 05/15/30	USD23	22,526
6.63%, 09/15/29	USD18	17,988
6.63%, 05/15/32	USD28	27,182
8.50%, 06/01/28(a)	USD34	35,529
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	USD18	17,641
		120,866
Insurance — 6.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	USD155	152,604
5.88%, 11/01/29(a)	USD188	184,292
6.50%, 10/01/31(a)(c)	USD10	10,085
6.75%, 10/15/27(a)	USD20	19,986
7.00%, 01/15/31(a)	USD331	337,816
7.38%, 10/01/32(a)	USD232	227,961
AmWINS Group, Inc.
4.88%, 06/30/29(a)	USD18	17,408
6.38%, 02/15/29(a)	USD11	11,128
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(a)	USD187	182,342
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	USD87	84,229
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	USD600	612,529
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	USD400	398,114
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)	USD219	228,765
Security	Par (000)	Value
Insurance (continued)
8.38%, 02/01/34(a)	USD266	$262,438
Corebridge Financial, Inc., 6.38%, 09/15/54, (5-year CMT + 2.65%)(f)	USD38	37,785
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	USD200	201,335
8.13%, 02/15/32(a)	USD200	191,040
HUB International Ltd.
7.25%, 06/15/30(a)(c)	USD607	627,924
7.38%, 01/31/32(a)	USD1,055	1,080,711
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(a)	USD169	157,901
8.50%, 03/15/30(a)	USD69	71,126
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)(c)	USD611	613,861
Ryan Specialty LLC
4.38%, 02/01/30(a)	USD18	17,468
5.88%, 08/01/32(a)	USD48	47,993
USI, Inc./New York, 7.50%, 01/15/32(a)	USD252	259,210
		6,036,051
Internet — 2.0%
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD1,406	1,452,034
Getty Images, Inc.
10.50%, 11/15/30(a)	USD40	35,464
11.25%, 02/21/30(a)(c)	USD29	25,908
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 5.00%, 05/01/28(a)	USD60	55,413
Match Group Holdings II LLC
3.63%, 10/01/31(a)	USD13	11,650
4.13%, 08/01/30(a)	USD34	31,932
6.13%, 09/15/33(a)	USD70	69,163
Snap, Inc.
6.88%, 03/01/33(a)	USD131	127,533
6.88%, 03/15/34(a)	USD177	171,313
		1,980,410
Iron & Steel — 0.5%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	USD112	112,094
Carpenter Technology Corp., 5.63%, 03/01/34(a)	USD60	60,036
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(a)	USD70	71,333
Commercial Metals Co.
5.75%, 11/15/33(a)	USD125	125,209
6.00%, 12/15/35(a)	USD87	86,914
Mineral Resources Ltd.
6.00%, 05/01/32(a)	USD33	32,744
6.25%, 05/01/34(a)	USD33	32,585
		520,915
Leisure Time — 1.2%
Acushnet Co., 5.63%, 12/01/33(a)	USD23	23,107
Carnival Corp.
5.75%, 08/01/32(a)	USD61	61,307
5.88%, 06/15/31(a)	USD34	34,484
6.13%, 02/15/33(a)(c)	USD165	167,419
Carnival PLC, 4.13%, 07/15/31(a)	EUR100	115,307
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	USD93	95,537
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(c)	USD46	38,465

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
NCL Corp. Ltd.
5.88%, 01/15/31(a)(c)	USD8	$7,787
6.25%, 09/15/33(a)(c)	USD182	176,145
6.75%, 02/01/32(a)	USD53	52,740
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	USD162	166,296
Viking Cruises Ltd.
5.88%, 10/15/33(a)	USD147	147,373
9.13%, 07/15/31(a)	USD73	76,922
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)	USD17	16,989
		1,179,878
Lodging — 1.0%
Hilton Domestic Operating Co., Inc.
5.50%, 03/31/34(a)	USD61	60,549
5.75%, 09/15/33(a)(c)	USD9	9,061
5.88%, 03/15/33(a)	USD123	124,547
6.13%, 04/01/32(a)	USD23	23,428
Melco Resorts Finance Ltd., 5.38%, 12/04/29(a)	USD200	195,480
MGM Resorts International, 6.13%, 09/15/29	USD51	51,669
Station Casinos LLC
4.50%, 02/15/28(a)	USD36	35,440
6.63%, 03/15/32(a)(c)	USD54	54,673
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(a)	USD38	37,603
Wynn Macau Ltd., 5.63%, 08/26/28(a)	USD392	389,702
		982,152
Machinery — 0.7%
ATS Corp., 4.13%, 12/15/28(a)	USD39	38,078
Chart Industries, Inc., 7.50%, 01/01/30(a)	USD28	29,068
Columbus McKinnon Corp/NY, 7.13%, 02/01/33(a)(c)	USD79	79,451
Esab Corp.
5.63%, 04/01/31(a)	USD135	136,243
6.25%, 04/15/29(a)	USD24	24,317
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(a)	USD131	127,874
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(a)	USD19	20,315
Terex Corp.
5.00%, 05/15/29(a)	USD8	7,945
6.25%, 10/15/32(a)	USD72	73,178
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	USD200	200,050
		736,519
Manufacturing — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(a)	USD19	19,329
Avient Corp., 6.25%, 11/01/31(a)	USD25	25,363
Axon Enterprise, Inc., 6.25%, 03/15/33(a)	USD16	16,418
Enpro, Inc., 6.13%, 06/01/33(a)	USD25	25,478
		86,588
Media — 4.5%
Block Communications, Inc., 10.25%, 03/01/31(a)	USD21	19,443
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	USD235	213,442
4.25%, 01/15/34(a)(c)	USD146	122,458
4.50%, 08/15/30(a)	USD52	48,504
4.50%, 05/01/32	USD3	2,634
4.50%, 06/01/33(a)(c)	USD72	61,856
4.75%, 03/01/30(a)	USD140	132,710
4.75%, 02/01/32(a)(c)	USD100	89,543
Security	Par (000)	Value
Media (continued)
6.38%, 09/01/29(a)	USD19	$19,033
7.00%, 02/01/33(a)(c)	USD145	142,931
7.38%, 02/01/36(a)(c)	USD215	210,777
CSC Holdings LLC
5.50%, 04/15/27(a)	USD213	179,675
11.25%, 05/15/28(a)	USD200	162,658
Directv Financing LLC, 8.88%, 02/01/30(a)	USD182	185,362
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	USD67	67,050
10.00%, 02/15/31(a)	USD186	193,531
Discovery Communications LLC, 3.95%, 03/20/28	USD62	60,991
DISH DBS Corp.
5.25%, 12/01/26(a)	USD162	160,458
5.75%, 12/01/28(a)	USD176	172,918
DISH Network Corp., 11.75%, 11/15/27(a)	USD282	291,109
EchoStar Corp.
6.75%, 11/30/30, (6.75% Cash or 6.75% PIK)(d)	USD515	522,383
10.75%, 11/30/29	USD234	254,214
Gray Media, Inc.
7.25%, 08/15/33(a)	USD153	155,792
9.63%, 07/15/32(a)	USD163	165,724
10.50%, 07/15/29(a)	USD12	12,740
Midcontinent Communications, 8.00%, 08/15/32(a)(c)	USD22	20,705
Sinclair Television Group, Inc., 8.13%, 02/15/33(a)	USD233	241,288
Sirius XM Radio LLC
4.00%, 07/15/28(a)	USD25	24,278
5.00%, 08/01/27(a)	USD47	46,865
Univision Communications, Inc.
8.50%, 07/31/31(a)	USD220	223,278
8.88%, 04/15/33(a)	USD136	136,741
9.38%, 08/01/32(a)	USD74	76,579
Versant Media Group, Inc., 7.25%, 01/30/31(a)(c)	USD27	28,033
		4,445,703
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(a)	USD15	15,215
Mining — 1.7%
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	USD25	26,136
11.50%, 10/01/31(a)	USD242	261,798
Coeur Mining, Inc., 6.88%, 04/01/32(a)	USD90	92,756
Constellium SE, 6.38%, 08/15/32(a)	USD250	256,369
ERO Copper Corp., 6.50%, 02/15/30(a)(c)	USD165	164,668
First Quantum Minerals Ltd., 6.38%, 02/15/36(a)	USD200	196,380
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(c)	USD133	127,583
5.88%, 03/01/34(a)	USD165	165,258
Novelis Corp.
3.88%, 08/15/31(a)	USD129	117,265
4.75%, 01/30/30(a)	USD12	11,475
6.38%, 08/15/33(a)	USD159	159,667
6.88%, 01/30/30(a)	USD58	59,462
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Skeena Resources Ltd., 8.50%, 04/01/31(a)	USD12	$12,564
		1,651,381
Office & Business Equipment — 0.0%
Zebra Technologies Corp., 6.50%, 06/01/32(a)	USD35	35,681
Oil & Gas — 3.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	USD47	49,101
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	USD15	15,019
6.63%, 07/15/33(a)	USD26	26,712
California Resources Corp., 7.00%, 01/15/34(a)	USD40	40,817
Caturus Energy LLC
7.13%, 05/15/31(a)	USD173	173,477
8.50%, 02/15/30(a)	USD222	232,117
Chord Energy Corp., 6.75%, 03/15/33(a)	USD18	18,730
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	USD113	116,285
CNX Resources Corp.
5.88%, 03/01/34(a)	USD76	75,391
7.25%, 03/01/32(a)	USD13	13,544
Comstock Resources, Inc.
5.88%, 01/15/30(a)	USD67	64,899
6.75%, 03/01/29(a)	USD222	221,611
Crescent Energy Finance LLC
7.63%, 04/01/32(a)	USD163	167,837
7.88%, 04/15/32(a)	USD54	55,982
8.38%, 01/15/34(a)	USD58	61,340
9.75%, 10/15/30(a)	USD59	63,056
CVR Energy, Inc.
7.50%, 02/15/31(a)	USD28	28,356
7.88%, 02/15/34(a)	USD20	20,061
DBR Land Holdings LLC, 6.25%, 12/01/30(a)	USD37	37,879
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	USD23	24,254
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	USD22	22,570
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	USD42	41,974
6.25%, 04/15/32(a)	USD1	993
6.88%, 05/15/34(a)	USD74	74,368
7.25%, 02/15/35(a)	USD23	23,458
8.38%, 11/01/33(a)	USD84	89,821
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)	USD52	52,879
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	USD88	91,052
Matador Resources Co.
6.00%, 04/15/34(a)	USD67	67,255
6.50%, 04/15/32(a)	USD51	52,079
Nabors Industries, Inc., 7.63%, 11/15/32(a)	USD38	39,650
Noble Finance II LLC, 8.00%, 04/15/30(a)	USD9	9,361
Northern Oil & Gas, Inc., 7.88%, 10/15/33(a)	USD71	73,584
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)(c)	USD35	35,879
Permian Resources Operating LLC
5.88%, 07/01/29(a)	USD17	17,014
6.25%, 02/01/33(a)	USD183	187,371
7.00%, 01/15/32(a)	USD40	41,609
Security	Par (000)	Value
Oil & Gas (continued)
SM Energy Co.
6.63%, 04/15/34(a)	USD170	$172,350
8.75%, 07/01/31(a)(c)	USD29	30,423
Sunoco LP
5.63%, 03/15/31(a)	USD24	24,089
5.88%, 03/15/34(a)	USD93	92,666
6.25%, 07/01/33(a)	USD27	27,595
6.63%, 08/15/32(a)	USD31	31,695
7.88%, (5-year CMT + 4.23%)(a)(c)(e)(f)	USD509	527,098
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	USD48	47,347
Transocean International Ltd.
7.88%, 10/15/32(a)	USD37	39,647
8.25%, 05/15/29(a)	USD20	20,766
8.50%, 05/15/31(a)	USD45	47,586
8.75%, 02/15/30(a)	USD34	35,193
Valaris Ltd., 8.38%, 04/30/30(a)	USD33	34,411
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)	USD129	132,767
		3,691,018
Oil & Gas Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	USD123	126,562
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)	USD88	88,573
Enerflex, Inc., 6.88%, 01/15/31(a)	USD8	8,242
Kodiak Gas Services LLC
5.88%, 04/01/31(a)	USD129	129,937
6.50%, 10/01/33(a)	USD173	176,962
6.75%, 10/01/35(a)	USD126	130,881
Oceaneering International, Inc., 6.00%, 02/01/28	USD27	27,189
Tidewater, Inc., 9.13%, 07/15/30(a)	USD34	36,601
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	USD255	257,323
7.13%, 03/15/29(a)	USD77	79,574
Weatherford International Ltd., 6.75%, 10/15/33(a)	USD208	215,788
		1,277,632
Packaging & Containers — 2.4%
Ardagh Group SA, 9.50%, 12/01/30(a)	USD318	337,470
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/29(a)	USD349	326,634
6.25%, 01/30/31(a)	USD200	201,361
Ball Corp., 5.50%, 09/15/33	USD27	27,072
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	USD18	17,717
6.75%, 04/15/32(a)	USD168	158,057
6.88%, 01/15/30(a)	USD62	60,618
Crown Americas LLC, 5.88%, 06/01/33(c)	USD86	86,625
LABL, Inc.
5.88%, 11/01/28(a)(h)(i)	USD18	7,740
8.63%, 10/01/31(a)(h)(i)	USD28	12,040
9.50%, 11/01/28(a)	USD89	38,270
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)	USD691	698,715
9.25%, 04/15/30(a)	USD45	42,888

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Silgan Holdings, Inc., 4.25%, 02/15/31(a)	EUR100	$116,014
Sword Purchaser LLC, 8.25%, 04/15/33(a)	USD91	93,107
Trivium Packaging Finance BV, 8.25%, 07/15/30(a)	USD180	187,684
		2,412,012
Pharmaceuticals — 1.9%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	USD1,148	1,185,629
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	USD29	30,118
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	USD186	174,715
11.00%, 09/30/28(a)	USD363	377,520
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD107	106,064
		1,874,046
Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(a)	USD40	41,019
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	USD59	61,108
Buckeye Partners LP
5.60%, 10/15/44	USD28	24,853
6.75%, 02/01/30(a)	USD10	10,345
6.88%, 07/01/29(a)	USD5	5,162
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	USD23	22,257
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	USD250	246,953
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(a)	USD97	100,108
Enbridge, Inc.
7.20%, 06/27/54, (5-year CMT + 2.97%)(f)	USD28	29,938
7.38%, 03/15/55, (5-year CMT + 3.12%)(c)(f)	USD32	33,835
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.83%)(c)(f)	USD94	96,512
8.00%, 05/15/54, (5-year CMT + 4.02%)(f)	USD60	63,602
Series G, 7.13%, (5-year CMT + 5.31%)(e)(f)	USD58	59,568
Series H, 6.50%, (5-year CMT + 5.69%)(e)(f)	USD109	109,128
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34	USD140	141,011
8.00%, 05/15/33	USD21	22,107
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(a)	USD19	19,472
Harvest Midstream I LP, 7.50%, 05/15/32(a)	USD18	18,741
Hess Midstream Operations LP
4.25%, 02/15/30(a)	USD19	18,427
6.50%, 06/01/29(a)	USD39	39,958
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	USD123	125,127
7.38%, 07/15/32(a)	USD14	14,599
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD192	189,272
Kinetik Holdings LP, 5.88%, 06/15/30(a)	USD15	15,051
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	USD114	118,170
8.38%, 02/15/32(a)	USD174	182,629
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	USD27	27,645
Security	Par (000)	Value
Pipelines (continued)
Prairie Acquiror LP, 9.00%, 08/01/29(a)	USD32	$33,417
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	USD23	22,945
7.38%, 02/15/29(a)	USD160	164,837
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	USD16	16,559
Venture Global LNG, Inc.
8.38%, 06/01/31(a)	USD112	116,775
9.00%, (5-year CMT + 5.44%)(a)(c)(e)(f)	USD329	325,395
9.50%, 02/01/29(a)	USD168	183,350
9.88%, 02/01/32(a)(c)	USD457	490,295
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)	USD130	134,066
6.50%, 01/15/34(a)	USD138	144,555
6.75%, 01/15/36(a)(c)	USD289	307,218
7.50%, 05/01/33(a)	USD186	206,267
7.75%, 05/01/35(a)	USD178	200,199
		4,182,475
Real Estate — 0.5%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	USD31	31,039
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(a)	USD21	22,425
CoreLogic, Inc., 4.50%, 05/01/28(a)(c)	USD257	249,897
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	USD7	7,368
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	USD33	33,839
Howard Hughes Corp.(The)
4.38%, 02/01/31(a)	USD35	32,772
5.88%, 03/01/32(a)	USD36	35,222
6.13%, 03/01/34(a)	USD36	35,275
		447,837
Real Estate Investment Trusts — 2.6%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27(a)(c)	USD44	43,349
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	USD53	51,872
Diversified Healthcare Trust, 7.25%, 10/15/30(a)	USD26	26,529
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	USD42	40,553
Iron Mountain, Inc.
4.75%, 01/15/34(a)	EUR100	113,582
5.63%, 07/15/32(a)	USD106	105,245
6.25%, 01/15/33(a)	USD8	8,124
Millrose Properties, Inc.
6.25%, 09/15/32(a)	USD244	245,069
6.38%, 08/01/30(a)	USD115	116,468
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(a)(c)	USD399	414,521
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	USD47	47,984
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(c)	USD18	18,291
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	USD18	17,695
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.75%, 03/15/34(a)	USD89	$88,467
6.50%, 04/01/32(a)	USD45	46,175
6.50%, 06/15/33(a)	USD265	272,953
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	USD20	18,898
SBA Communications Corp., 3.13%, 02/01/29	USD43	41,394
Service Properties Trust
0.00%, 09/30/28(a)(b)	USD114	104,747
8.63%, 11/15/31(a)	USD467	491,423
8.88%, 06/15/32(c)	USD37	37,969
Starwood Property Trust, Inc.
6.00%, 04/15/30(a)	USD24	24,280
6.50%, 07/01/30(a)	USD18	18,442
6.50%, 10/15/30(a)	USD118	121,363
7.25%, 04/01/29(a)	USD30	31,088
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	USD16	15,460
XHR LP, 6.63%, 05/15/30(a)	USD18	18,418
		2,580,359
Retail — 2.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30(a)(c)	USD27	27,853
Asbury Automotive Group, Inc., 5.00%, 02/15/32(a)(c)	USD23	22,055
Boots Group Finco LP, 5.38%, 08/31/32(a)	EUR100	118,987
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
4.00%, 10/15/30(a)	USD43	40,908
4.38%, 01/15/28(a)	USD12	11,849
Carvana Co.
9.00%, 06/01/30, (9.00 % Cash)(a)(d)	USD129	134,570
9.00%, 06/01/31, (9.00 % Cash)(a)(c)(d)	USD444	491,132
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)	USD37	38,905
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(a)	USD35	36,736
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)	USD51	49,651
6.75%, 01/15/30(a)(c)	USD32	31,006
Group 1 Automotive, Inc., 6.38%, 01/15/30(a)	USD24	24,390
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	USD17	16,644
8.25%, 08/01/31(a)	USD25	26,189
Lithia Motors, Inc., 5.50%, 10/01/30(a)	USD33	32,825
Michaels Companies, Inc. (The), 8.50%, 03/15/33(a)	USD125	123,444
QXO Building Products, Inc., 6.75%, 04/30/32(a)	USD262	267,251
Staples, Inc., 10.75%, 09/01/29(a)	USD36	34,411
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	USD36	34,562
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)(c)	USD610	616,800
		2,180,168
Semiconductors — 0.0%
Amkor Technology, Inc., 5.88%, 10/01/33(a)	USD15	15,082
Software — 2.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)	USD464	442,260
Capstone Borrower, Inc., 8.00%, 06/15/30(a)	USD79	76,206
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)	USD8	4,800
Security	Par (000)	Value
Software (continued)
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)	USD141	$84,600
Cloud Software Group, Inc.
6.50%, 03/31/29(a)(c)	USD199	193,758
9.00%, 09/30/29(a)	USD437	429,084
CoreWeave, Inc.
9.00%, 02/01/31(a)	USD29	28,816
9.25%, 06/01/30(a)(c)	USD153	154,929
9.75%, 10/01/31(a)	USD220	221,274
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)	USD84	82,620
Fair Isaac Corp.
4.00%, 06/15/28(a)	USD60	58,496
6.00%, 05/15/33(a)	USD160	157,796
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(a)	USD298	307,064
8.75%, 07/01/34(a)	USD283	294,497
Playtika Holding Corp., 4.25%, 03/15/29(a)	USD18	15,505
SS&C Technologies, Inc., 6.50%, 06/01/32(a)	USD2	2,024
UKG, Inc., 6.88%, 02/01/31(a)	USD171	166,437
		2,720,166
Telecommunications — 8.4%
Altice France SA
6.50%, 10/15/31(a)	USD139	136,189
6.50%, 04/15/32(a)	USD269	265,056
6.88%, 10/15/30(a)	USD13	12,940
6.88%, 07/15/32(a)	USD234	230,215
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)	USD194	192,071
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD74	79,542
Black Pearl Compute LLC, 6.13%, 02/15/31(a)	USD99	100,444
Cipher Compute LLC, 7.13%, 11/15/30(a)	USD107	110,907
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	USD211	210,473
Digicel International Finance Ltd./Difl US LLC, 8.63%, 08/01/32(a)	USD200	207,500
Fibercop SpA, Series 2034, 6.00%, 09/30/34(a)	USD200	191,791
Flash Compute LLC, 7.25%, 12/31/30(a)	USD332	338,663
Frontier Communications Holdings LLC, 8.75%, 05/15/30(a)	USD180	184,157
Iliad Holding SAS, 7.00%, 04/15/32(a)	USD200	203,051
Level 3 Financing, Inc.
3.63%, 01/15/29(a)(c)	USD17	16,150
6.88%, 06/30/33(a)	USD657	677,613
7.00%, 03/31/34(a)	USD513	532,098
8.50%, 01/15/36(a)	USD530	567,636
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	USD1,132	1,131,742
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	USD339	336,022
Sable International Finance Ltd., 7.13%, 10/15/32(a)	USD200	200,670
SE COSMOS LLC, 8.88%, 05/01/31(a)	USD235	233,825
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	USD486	476,838
Telecom Italia Capital SA, 7.72%, 06/04/38	USD93	105,301
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50%, 02/15/29(a)	USD22	21,615
Series Feb, 8.63%, 06/15/32(a)	USD220	230,253
Viavi Solutions, Inc., 3.75%, 10/01/29(a)	USD52	49,538
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	USD200	172,184
4.75%, 07/15/31(a)	USD200	173,019

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Windstream Services LLC, 7.50%, 10/15/33(a)	USD164	$172,668
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	USD414	437,887
WULF Compute LLC, 7.75%, 10/15/30(a)	USD172	180,771
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75% Cash and 0.50% PIK)(a)(d)	USD79	78,773
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(d)	USD126	124,372
		8,381,974
Transportation — 0.2%
GB AIT Buyer, Inc., 8.75%, 04/30/34(a)	USD39	39,231
Genesee & Wyoming, Inc., 6.25%, 04/15/32(a)	USD60	61,409
Rand Parent LLC, 8.50%, 02/15/30(a)(c)	USD39	40,511
RXO, Inc., 6.38%, 05/15/31(a)	USD31	30,698
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	USD10	10,463
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	USD36	37,388
		219,700
Trucking & Leasing — 0.8%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)	USD58	57,976
5.88%, 04/15/33(a)(c)	USD280	278,423
7.00%, 05/01/31(a)	USD284	293,918
7.00%, 06/15/32(a)	USD135	139,352
7.88%, 12/01/30(a)	USD28	29,399
		799,068
Total Corporate Bonds & Notes — 88.0% (Cost: $87,097,416)		87,581,829
Fixed Rate Loan Interests
Computers — 0.2%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31	185	177,099
Software — 0.1%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31	170	161,482
Total Fixed Rate Loan Interests — 0.3% (Cost: $354,976)		338,581
Floating Rate Loan Interests(f)
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.77%, 08/23/28	$104	104,023
CMG Media Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.30%, 06/18/29	78	72,925
Neptune Bidco U.S., Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 8.77%, 02/03/33	37	36,195
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.96%, 02/15/29	24	19,889
		233,032
Security	Par (000)	Value
Aerospace & Defense — 0.1%
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.95%, 02/26/32	$23	$23,005
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 12/01/32	13	13,360
TransDigm, Inc., 2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 02/13/33	42	42,060
		78,425
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 01/28/32	54	53,954
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.51%, 11/17/28	4	4,169
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 8.76%, 11/17/28	73	72,499
		130,622
Building Materials — 0.1%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 09/08/32	8	8,042
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.90%, 07/08/30	17	15,086
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 08/05/31	100	90,761
		113,889
Chemicals — 0.4%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.75%), 11.52%, 11/24/28(j)	29	22,620
Aruba Investments Holdings LLC, 2020 USD Term Loan, (3-mo. CME Term SOFR + 4.10%), 7.77%, 11/24/27(j)	10	9,097
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.41%, 10/04/29	113	111,494
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.72%, 07/03/28	43	39,602
Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 11/03/32	117	115,345
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.53%, 04/08/31	12	7,180
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/19/32	99	98,690
		404,028
Commercial Services — 0.3%
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 08/20/32	73	73,296
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 01/31/31	$38	$36,034
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 02/23/29	42	39,463
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%), 1.91%, 07/31/30	43	37,071
Hertz Corp.(The)
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 7.43%, 06/30/28	17	13,714
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 7.43%, 06/30/28	3	2,724
Jupiter Buyer, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 11/01/31	9	9,313
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 01/30/31	51	50,732
		262,347
Computers — 0.1%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor at 4.76%), 8.43%, 05/25/29	66	12,267
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor at 4.76%), 8.43%, 05/25/29	10	1,826
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 06/27/31(j)	5	5,075
McAfee LLC, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.65%, 03/01/29	66	58,273
		77,441
Distribution & Wholesale — 0.2%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.15%, 12/29/32	158	157,654
Diversified Financial Services — 0.1%
Jupiter Borrower, Inc., Term Loan B, 03/25/33(k)	28	28,070
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 10/16/31	20	19,901
		47,971
Electric — 0.0%
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 12/02/31	40	40,091
Electronics — 0.1%
Resilience Parent LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.13%, 02/28/33	59	59,118
Security	Par (000)	Value
Engineering & Construction — 0.0%
Azuria Water Solutions, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.41%, 04/25/33(j)	$38	$38,196
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30	10	8,345
		46,541
Entertainment — 0.1%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 7.43%, 07/22/30	32	32,126
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29	15	14,919
		47,045
Environmental Control — 0.0%
Arcwood Environmental, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 04/01/33(j)	19	19,047
Health Care - Products — 0.1%
Hopper Merger Sub, Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/07/33	90	89,494
Health Care - Services — 0.4%
Bausch & Lomb Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.40%, 01/15/31	135	135,837
LifePoint Health, Inc.
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 05/19/31	54	53,825
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31	108	107,046
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30	109	109,492
		406,200
Holding Companies - Diversified — 0.0%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 07/30/31	7	6,972
Housewares — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32	9	9,147
SWF Holdings I Corp, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.15%, 12/19/29	8	7,585
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.15%, 12/19/29	6	5,688
		22,420
Insurance — 0.2%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31	71	69,708

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Asurion LLC
2024 Term Loan B12, (3-mo. CME Term SOFR at 0.00% Floor at 4.25%), 7.91%, 09/19/30	$13	$13,123
2025 Term Loan B13, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.91%, 09/19/30	77	77,483
CRC Insurance Group LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 05/06/32	30	29,527
Hyperion Insurance Group Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.40%, 04/18/30	5	4,892
Jones DesLauriers Insurance Management, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33	44	43,776
		238,509
Internet — 0.0%
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28	9	8,682
Leisure Time — 0.0%
MajorDrive Holdings IV LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.96%, 06/01/28	13	11,984
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.75%, 11/15/29	9	7,353
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.75%, 11/15/29	5	4,028
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 10.00%, 07/30/29	5	4,440
		27,805
Machinery — 0.0%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, 06/23/30(k)	0 (l)	18
Machinery - Diversified — 0.1%
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 02/10/33	94	93,704
Manufacturing — 0.1%
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33	60	60,100
Media — 0.4%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 01/31/32	118	117,934
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27	53	46,475
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.16%, 02/17/31	82	82,438
Security	Par (000)	Value
Media (continued)
Gray Media, Inc., 2021 Term Loan D, (1-mo. CME Term SOFR + 3.00%), 6.78%, 12/01/28	$18	$17,675
Numericable US LLC, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31	50	50,679
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61% and 1.50% PIK), 8.77%, 09/25/29(d)	65	59,273
		374,474
Mining — 0.0%
Tega MC Australia Holdings Pty Ltd., Term Loan B, 03/25/33(j)(k)	23	22,971
Packaging & Containers — 0.2%
LABL, Inc.
2021 USD 1st Lien Term Loan, 0.00%, 10/30/28(h)(i)	36	16,992
2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26	13	13,106
2026 USD Interim Roll up DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.41%, 12/02/26	4	3,360
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 04/15/30	192	188,360
		221,818
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.65%, 08/01/32	76	75,970
Endo Finance Holdings LP, 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.40%, 04/23/31	25	24,470
		100,440
Pipelines — 0.1%
Calcasieu Pass Funding LLC, 2026 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 04/11/33	34	34,080
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 03/11/33	30	30,056
		64,136
Real Estate — 0.0%
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.50%), 10.27%, 06/04/29	19	17,955
Retail — 0.5%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32	185	185,403
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.50%, 06/06/31	74	61,412
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
White Cap Supply Holdings LLC
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29	$163	$161,899
2026 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33	76	75,126
		483,840
Software — 0.1%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.27%, 06/02/28	68	66,238
Telecommunications — 0.6%
Digicel International Finance Ltd., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor at 4.50%), 8.16%, 08/06/32	81	80,715
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.90%, 03/29/32	116	116,248
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.65%, 10/06/32	43	42,893
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.27%, 03/11/30(d)	386	385,032
		624,888
Transportation — 0.0%
GB AIT Buyer, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor at 4.25%), 7.91%, 04/29/33	43	43,036
Total Floating Rate Loan Interests — 4.7% (Cost: $4,730,248)		4,690,951
	Shares
Common Stocks
Diversified Consumer Services — 0.0%
Luxco Co. Ltd., NVS	2,037	41,479
Food Products — 0.0%
Lamb Weston Holdings, Inc.	975	42,461
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(i)	304	48,145
Metals & Mining — 0.1%
Constellium SE, Class A(i)	3,689	115,392
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP	8,735	176,360
Enterprise Products Partners LP	1,830	70,821
		247,181
Specialized REITs — 0.2%
VICI Properties, Inc., Class A	5,932	173,214
Total Common Stocks — 0.7% (Cost $573,416)		667,872
Security	Shares	Value
Investment Companies
Exchange Traded Funds — 2.1%
iShares Broad USD High Yield Corporate Bond ETF(c)(m)	47,600	$1,772,148
SPDR Blackstone Senior Loan ETF	8,800	357,280
		2,129,428
Total Investment Companies — 2.1% (Cost $2,154,000)		2,129,428
Preferred Stocks
Financial Services — 0.0%
Shift4 Payments, Inc., 6.00%, 05/01/28(n)	213	11,924
Insurance — 0.4%
Alliant Cali, Inc., NVS, (Acquired 09/25/24, Cost $327,020)(g)(j)	332	331,741
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., 7.50%, 03/15/28(n)	1,367	107,542
Total Preferred Stocks — 0.5% (Cost $420,356)		451,207
Total Long-Term Investments — 96.7% (Cost: $95,746,264)		96,277,654
Short-Term Securities
Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(m)(o)(p)	9,305,122	9,307,913
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(m)(o)	2,160,000	2,160,000
Total Short-Term Securities — 11.5% (Cost: $11,467,529)		11,467,913
Total Investments — 108.2% (Cost: $107,213,793)		107,745,567
Liabilities in Excess of Other Assets — (8.2)%		(8,166,366)
Net Assets — 100.0%		$99,579,201

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,883,023, representing 1.9% of its net assets as of period end, and an original cost of $1,876,020.

(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Rounds to less than 1,000.
(m)	Affiliate of the Fund.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF

(n)	Convertible security.
(o)	Annualized 7-day yield as of period end.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,593,995	$1,715,203 (a)	$—	$(1,075)	$(210)	$9,307,913	9,305,122	$11,130 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,580,000	—	(1,420,000)(a)	—	—	2,160,000	2,160,000	61,729	—
iShares Broad USD High Yield Corporate Bond ETF	1,615,940	171,810	—	—	(15,602)	1,772,148	47,600	57,351	—
				$(1,075)	$(15,812)	$13,240,061		$130,210	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Treasury Note	8	06/18/26	$902	$24,479
U.S. Long Bond	5	06/18/26	564	23,203
				$47,682
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	861,728	EUR	747,000	Barclays Bank PLC	06/17/26	$(16,726)
						$(16,726)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31	B	USD	2,376	$183,403	$96,057	$87,346

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.66%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	BNP Paribas S.A.	N/A	09/20/26	USD	3,230	$47,125	$(29,161)	$76,286
1-day SOFR, 3.66%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	16	233	(142)	375
1-day SOFR, 3.66%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	19	246	(185)	431
1-day SOFR, 3.66%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/26	USD	1,050	1,456	(5,485)	6,941
									$49,060	$(34,973)	$84,033
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps	$96,057	$—	$87,346	$—
OTC Swaps	—	(34,973)	84,033	—
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$47,682	$—	$47,682
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$87,346	$—	$—	$—	$—	$87,346
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$—	$—	$84,033	$—	$84,033
	$—	$87,346	$—	$—	$131,715	$—	$219,061
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$16,726	$—	$—	$16,726
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$34,973	$—	$34,973
	$—	$—	$—	$16,726	$34,973	$—	$51,699

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF

For the period ended April 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$7,824	$—	$7,824
Forward foreign currency exchange contracts	—	—	—	27,443	—	—	27,443
Swaps	—	(15,450)	—	—	181,621	—	166,171
	$—	$(15,450)	$—	$27,443	$189,445	$—	$201,438
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$40,094	$—	$40,094
Forward foreign currency exchange contracts	—	—	—	(36,278)	—	—	(36,278)
Swaps	—	82,110	—	—	(173,676)	—	(91,566)
	$—	$82,110	$—	$(36,278)	$(133,582)	$—	$(87,750)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$914,750
Forward foreign currency exchange contracts:
Average amounts sold — in USD	$867,345
Credit default swaps:
Average notional value — sell protection	$2,450,488
Total return swaps:
Average notional value	$4,315,000
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$1,374
Forward foreign currency exchange contracts	—	16,726
Swaps - centrally cleared	8,391	—
Swaps - OTC(a)	84,033	34,973
Total derivative assets and liabilities in the Statement of Assets and Liabilities	92,424	53,073
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(8,391)	(1,374)
Total derivative assets and liabilities subject to an MNA	$84,033	$51,699

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas S.A.	$76,286	$(29,161)	$—	$—	$47,125
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares High Yield Active ETF

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Morgan Stanley & Co. International PLC	$7,747	$(5,812)	$—	$—	$1,935
	$84,033	$(34,973)	$—	$—	$49,060

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Barclays Bank PLC	$16,726	$—	$—	$—	$16,726
BNP Paribas S.A.	29,161	(29,161)	—	—	—
Morgan Stanley & Co. International PLC	5,812	(5,812)	—	—	—
	$51,699	$(34,973)	$—	$—	$16,726

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$417,786	$—	$417,786
Corporate Bonds & Notes	—	87,581,829	—	87,581,829
Fixed Rate Loan Interests	—	338,581	—	338,581
Floating Rate Loan Interests	—	4,573,945	117,006	4,690,951
Common Stocks	626,393	41,479	—	667,872
Investment Companies	2,129,428	—	—	2,129,428
Preferred Stocks	—	119,466	331,741	451,207
Short-Term Securities
Money Market Funds	11,467,913	—	—	11,467,913
Unfunded Floating Rate Loan Interests(a)	—	14	—	14
	$14,223,734	$93,073,100	$448,747	$107,745,581
Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$87,346	$—	$87,346
Interest Rate Contracts	47,682	84,033	—	131,715
Liabilities
Foreign Currency Exchange Contracts	—	(16,726)	—	(16,726)
	$47,682	$154,653	$—	$202,335

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and futures contracts and forward foreign currency exchange contracts.  Swaps and futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
April 30, 2026

iShares High Yield Active ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$94,505,506
Investments, at value—affiliated(c)	13,240,061
Cash	134,402
Cash pledged:
Futures contracts	44,000
Centrally cleared swaps	191,238
Foreign currency, at value(d)	8
Receivables:
Investments sold	475,582
Securities lending income—affiliated	2,312
Loans	6,784
Dividends—unaffiliated	9,859
Dividends—affiliated	10,209
Interest—unaffiliated	1,420,181
Variation margin on centrally cleared swaps	8,391
Unrealized appreciation on:
OTC swaps	84,033
Unfunded floating rate loan interests	14
Total assets	110,132,580
LIABILITIES
Collateral on securities loaned, at value	9,310,797
Payables:
Investments purchased	1,153,260
Investment advisory fees	36,249
Variation margin on futures contracts	1,374
Swap premiums received	34,973
Unrealized depreciation on forward foreign currency exchange contracts	16,726
Total liabilities	10,553,379
Commitments and contingent liabilities
NET ASSETS	$99,579,201
NET ASSETS CONSIST OF
Paid-in capital	$98,554,304
Accumulated earnings	1,024,897
NET ASSETS	$99,579,201
NET ASSET VALUE
Shares outstanding	1,950,000
Net asset value	$51.07
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$93,958,344
(b) Securities loaned, at value	$8,958,499
(c) Investments, at cost—affiliated	$13,255,449
(d) Foreign currency, at cost	$8
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended April 30, 2026

iShares High Yield Active ETF
INVESTMENT INCOME
Dividends—unaffiliated	$43,804
Dividends—affiliated	119,080
Interest—unaffiliated	2,983,708
Securities lending income—affiliated—net	11,130
Other income—unaffiliated	33,778
Total investment income	3,191,500
EXPENSES
Investment advisory	203,531
Commitment costs	140
Total expenses	203,671
Less:
Investment advisory fees waived	(2,180)
Total expenses after fees waived	201,491
Net investment income	2,990,009
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(119,661)
Investments—affiliated	(1,075)
Forward foreign currency exchange contracts	27,443
Foreign currency transactions	1,641
Futures contracts	7,824
Swaps	166,171
82,343
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(742,287)
Investments—affiliated	(15,812)
Forward foreign currency exchange contracts	(36,278)
Foreign currency translations	234
Futures contracts	40,094
Swaps	(91,566)
Unfunded floating rate loan interests	4
(845,611)
Net realized and unrealized loss	(763,268)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,226,741
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares High Yield Active ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,990,009	$6,143,204
Net realized gain	82,343	1,149,933
Net change in unrealized appreciation (depreciation)	(845,611)	117,835
Net increase in net assets resulting from operations	2,226,741	7,410,972
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,874,444)(b)	(6,808,325)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	20,590,699	(22,701,665)
NET ASSETS
Total increase (decrease) in net assets	18,942,996	(22,099,018)
Beginning of period	80,636,205	102,735,223
End of period	$99,579,201	$80,636,205

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares High Yield Active ETF
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period From 06/17/24(a) to 10/31/24
Net asset value, beginning of period	$52.02	$51.37	$50.00
Net investment income(b)	1.68	3.49	1.30
Net realized and unrealized gain (loss)(c)	(0.34)	1.01	1.02
Net increase from investment operations	1.34	4.50	2.32
Distributions(d)
From net investment income	(1.65)(e)	(3.67)	(0.95)
From net realized gain	(0.64)	(0.18)	—
Total distributions	(2.29)	(3.85)	(0.95)
Net asset value, end of period	$51.07	$52.02	$51.37
Total Return(f)
Based on net asset value	2.63%(g)	9.19%	4.66%(g)
Ratios to Average Net Assets(h)
Total expenses	0.45%(i)	0.45%	0.45%(i)
Total expenses after fees waived	0.45%(i)	0.45%	0.45%(i)
Net investment income	6.61%(i)	6.85%	6.81%(i)
Supplemental Data
Net assets, end of period (000)	$99,579	$80,636	$102,735
Portfolio turnover rate(j)	26%	79%	21%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust.  iShares High Yield Active ETF (the “Fund”) is a series of the Trust.  The Fund is classified as a non-diversified fund under the 1940 Act.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
approved the designation of BFA, the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.  The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day.  During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments.  The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iShares High Yield Active ETF
BMO Capital Markets	$19,887	$(19,887)	$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,726,490	(1,726,490)	—	—
BofA Securities, Inc.	186,220	(186,220)	—	—
HSBC Securities (USA), Inc.	31,720	(31,720)	—	—
J.P. Morgan Securities LLC	825,654	(825,654)	—	—
Jefferies LLC	187,733	(187,733)	—	—
Morgan Stanley	527,765	(527,765)	—	—
National Bank Financial Inc.	528,024	(528,024)	—	—
Nomura Securities International, Inc.	44,149	(44,149)	—	—
Pershing LLC	81,531	(81,531)	—	—
RBC Capital Markets LLC	1,701,021	(1,701,021)	—	—
Scotia Capital (USA), Inc.	664,220	(664,220)	—	—
TD Securities (USA) LLC – Cowen	499,254	(499,254)	—	—
UBS AG	218,578	(218,578)	—	—
Wells Fargo Bank, N.A.	184,051	(184,051)	—	—
Wells Fargo Securities LLC	1,532,202	(1,532,202)	—	—
	$8,958,499	$(8,958,499)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
(depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
iShares High Yield Active ETF	Azuria Water Solutions, Inc.	$5,106	$5,093	$5,093	$—
	Kaman Corp.	2,657	2,654	2,668	14
					$14
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed.  Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of  Assets and Liabilities.   A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap.  The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.  Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Total return swaps are entered into by the Fund to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the Fund, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Investment Advisory Fees
First $5 billion	0.45%
Over 5 billion, up to and including $10 billion	0.44
Over $10 billion	0.42
Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
For the six months ended April 30, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Fund Name	Amounts Waived
iShares High Yield Active ETF	$2,180
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Fund.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission ("SEC") has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee.  If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Fixed-Income Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended April 30, 2026, the Fund paid BTC $3,569 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
Fund Name	Purchases	Sales
iShares High Yield Active ETF	$43,504,653	$22,783,738
There were no in-kind transactions for the six months ended April 30, 2026.
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares High Yield Active ETF	$107,259,165	$1,666,308	$(977,571)	$688,737
9. LINE OF CREDIT
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. The Fund paid an upfront commitment fee of 0.04% on new commitments of $250 million, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2026, the Fund did not borrow under the credit agreement.
10. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name	Shares	Amount	Shares	Amount
iShares High Yield Active ETF
Shares sold	400,000	$20,590,699	400,000	$20,773,571
Shares redeemed	—	—	(850,000)	(43,475,236)
	400,000	$20,590,699	(450,000)	$(22,701,665)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	PricewaterhouseCoopers LLP Philadelphia, PA 19103
Sub-Adviser	Legal Counsel
BlackRock International Limited Edinburgh, EH3 5PP United Kingdom	Willkie Farr & Gallagher LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DIP	Debtor-In-Possession
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Currency Abbreviation
EUR	Euro
USD	United States Dollar

2026 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: June 22, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: June 22, 2026